Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	YUBO INTERNATIONAL BIOTECH LIMITED
Entity Central Index Key	0000895464
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Amendment Description	Amendment
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	11-3074326
Entity Address Address Line 1	Room 105, Building 5, 31 Xishiku Avenue
Entity Address Address Line 2	Xicheng District
Entity Address City Or Town	Beijing
City Area Code	010
Local Phone Number	6615-5141